Accumulated Other Comprehensive Income (Loss) - Reclassification Out of Each Component of AOCIL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassifications out of AOCIL [Abstract]
Income tax expense	$ 16,256	$ 14,609	$ 14,437
Interest income	266,776	239,677	169,008
Reclassifications, net of tax	66,790	59,067	63,351
Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Reclassifications, net of tax	(1,417)	(520)
Unrealized Gains (Losses) on Securities AFS | Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Net losses on securities available for sale	(428)	(222)	(275)
Income tax expense	(90)	(47)	(58)
Reclassifications, net of tax	(338)	(175)	$ (217)
Unrealized Gains (Losses) on Derivative Instruments | Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Income tax expense	(287)	(92)
Interest income	(1,366)	(437)
Reclassifications, net of tax	$ (1,079)	$ (345)